INCOME TAXES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME TAX PROVISION

The components of the income tax provision are as follows:

	Three months ended March 31,
	2023	2022
Current:
– United States of America	$41,444	$-
– Seychelles	-	-
– Hong Kong	-	-
– The PRC	33,530	22,407

Deferred
– United States of America	-	-
– Seychelles	-	-
– Hong Kong	-	-
– The PRC	-	-
Total	$74,974	$22,407

The components of the income tax provision are as follows:

	2022	2021
Current:
– United States of America	$(41,444)	$20,071
– Seychelles	-	-
– Hong Kong	-	-
– The PRC	227,924	228,766

Deferred
– United States of America	-	-
– Seychelles		-
– Hong Kong		-
– The PRC		-
Total	$186,480	$248,837

SCHEDULE OF UNITED STATES AND FOREIGN INCOME LOSS BEFORE INCOME TAXES

A summary of United States and foreign income (loss) before income taxes was composed of the following:

	2022	2021
Income (loss) attributed to PRC operations	$(766,083)	$3,109,080
Loss attributed to Seychelles and Hong Kong	(19)	(444)
Loss attributed to U.S.	(1,204,097)	(896,330)
Income (loss) before tax	$(1,970,199)	$2,212,306

SCHEDULE OF EFFECTIVE INCOME TAX RATE

The difference between the U.S. federal statutory income tax rate and the Company’s effective tax rate was as follows for the years ended December 31, 2022 and 2021:

	2022	2021
U.S. federal statutory income tax rate	21.0%	21.0%
Income tax difference under different tax jurisdictions	-9.3%	7.2%
PRC tax exemption for qualified small-scale and low-profit enterprises	52.5%	-36.8%
Valuation allowance on deferred income tax assets	-3.1%	2.5%
Amortization and impairment loss not deductible for tax purposes	-28.2%	7.9%
Expenses not deductible for tax purpose	-27.3%	-%
Impact of GILTI	-10.7%	9.4%
Others	-4.4%	-%
The Company’s effective tax rate	-9.5%	11.2%

SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS

The significant components of deferred taxes of the Company are as follows:

	As of
	December 31, 2022	December 31, 2021
Deferred tax assets:
Net operating loss carry forwards	$-	$-
-United States	-	-
-Hong Kong	-	-
-PRC	61,762	55,457
Gross deferred tax assets	61,762	55,457
Less: valuation allowance	(61,762)	(55,457)
Total deferred tax assets, net	$-	$-